ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 124	$ 33
Accounts receivable	787	852
Restricted cash and deposits	342	331
Prepaid expenses	405	367
Inventory	176	574
Other current assets	342	119
Total accounts receivable and other	2,176	2,276
Allowance account for credit losses of financial assets	$ 63	$ 112